Average Annual Total Returns			12 Months Ended	60 Months Ended	67 Months Ended	102 Months Ended	112 Months Ended	120 Months Ended
		Feb. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Advantage International Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.26%)	1.78%			3.96%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.38%)	0.44%			2.76%
Invesco Advantage International Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.47%	1.08%			2.79%
Invesco Advantage International Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.73%	2.19%			3.93%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.23%	2.69%			4.34%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.76%	3.19%			4.80%
Performance Inception Date		Aug. 27, 2015
Invesco Advantage International Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			5.65%	3.19%	4.74%
Performance Inception Date		May 24, 2019
Invesco Advantage International Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.82%	3.21%			4.86%
Performance Inception Date		Aug. 27, 2015
Invesco EQV Asia Pacific Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.54%	1.92%				4.08%
Performance Inception Date		Nov. 03, 1997
Invesco EQV Asia Pacific Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.77%	0.44%				2.73%
Invesco EQV Asia Pacific Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.69%	1.52%				3.17%
Invesco EQV Asia Pacific Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	2.31%				4.04%
Performance Inception Date		Nov. 03, 1997
Invesco EQV Asia Pacific Equity Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.30%	2.83%				4.40%
Performance Inception Date	[2]	Feb. 21, 2025
Invesco EQV Asia Pacific Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.80%	3.34%				4.92%
Performance Inception Date		Oct. 03, 2008
Invesco EQV Asia Pacific Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.01%	3.50%				5.00%	[3]
Performance Inception Date		Apr. 04, 2017
Invesco EQV European Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(6.20%)	0.05%				2.71%
Performance Inception Date		Nov. 03, 1997
Invesco EQV European Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(8.52%)	(1.32%)				1.78%
Invesco EQV European Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.36%)	0.04%				2.15%
Invesco EQV European Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(2.37%)	0.43%				2.68%
Performance Inception Date		Nov. 03, 1997
Invesco EQV European Equity Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			(0.99%)	0.94%				3.04%
Performance Inception Date		Jun. 03, 2002
Invesco EQV European Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(0.50%)	1.44%				3.56%
Performance Inception Date		Oct. 03, 2008
Invesco EQV European Equity Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(0.66%)	1.28%				3.37%
Performance Inception Date		Sep. 30, 2003
Invesco EQV European Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(0.35%)	1.57%				3.60%	[4]
Performance Inception Date		Apr. 04, 2017
Invesco EQV International Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(5.22%)	1.66%				3.37%
Performance Inception Date		Apr. 07, 1992
Invesco EQV International Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.94%)	(0.85%)				1.59%
Invesco EQV International Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.11%)	1.22%				2.60%
Invesco EQV International Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(1.36%)	2.05%				3.33%
Performance Inception Date		Aug. 04, 1997
Invesco EQV International Equity Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			0.05%	2.56%				3.70%
Performance Inception Date		Jun. 03, 2002
Invesco EQV International Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			0.53%	3.07%				4.22%
Performance Inception Date		Oct. 03, 2008
Invesco EQV International Equity Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			0.59%	3.16%				4.30%
Performance Inception Date		Mar. 15, 2002
Invesco EQV International Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.70%	3.24%				4.38%
Performance Inception Date		Sep. 24, 2012
Invesco Global Focus Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			14.12%	9.44%				8.66%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.71%	8.90%				7.99%
Invesco Global Focus Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.68%	7.43%				6.92%
Invesco Global Focus Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			18.84%	9.85%				8.61%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			20.44%	10.42%				9.00%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			21.05%	10.96%				9.54%
Performance Inception Date		Oct. 01, 2007
Invesco Global Focus Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			21.20%	11.10%				9.50%	[5]
Performance Inception Date		May 24, 2019
Invesco Global Focus Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			21.18%	11.10%				9.71%
Performance Inception Date		Aug. 28, 2012
Invesco Global Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.88%	8.03%				9.02%
Performance Inception Date		Dec. 22, 1969
Invesco Global Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.18%	5.74%				7.30%
Invesco Global Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.91%	6.07%				7.06%
Invesco Global Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.40%	8.42%				8.97%
Performance Inception Date		Oct. 02, 1995
Invesco Global Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			15.97%	8.97%				9.35%
Performance Inception Date		Mar. 01, 2001
Invesco Global Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.55%	9.51%				9.90%
Performance Inception Date		Nov. 17, 1998
Invesco Global Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			16.65%	9.64%				9.85%	[6]
Performance Inception Date		May 24, 2019
Invesco Global Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			16.68%	9.65%				10.06%
Performance Inception Date		Jan. 27, 2012
Invesco Global Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(12.57%)	(3.49%)				5.36%
Performance Inception Date		Oct. 22, 1990
Invesco Global Opportunities Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.57%)	(4.13%)				4.36%
Invesco Global Opportunities Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(7.44%)	(2.38%)				4.37%
Invesco Global Opportunities Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(9.08%)	(3.14%)				5.32%
Performance Inception Date		Dec. 01, 1993
Invesco Global Opportunities Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			(7.72%)	(2.66%)				5.68%
Performance Inception Date		Mar. 01, 2001
Invesco Global Opportunities Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(7.24%)	(2.17%)				6.21%
Performance Inception Date		Feb. 01, 2001
Invesco Global Opportunities Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			(7.19%)	(2.07%)				6.16%	[7]
Performance Inception Date		May 24, 2019
Invesco Global Opportunities Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(7.11%)	(2.03%)				6.38%
Performance Inception Date		Jan. 27, 2012
Invesco International Small-Mid Company Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(11.60%)	(0.60%)				5.63%
Performance Inception Date		Nov. 17, 1997
Invesco International Small-Mid Company Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(13.46%)	(1.90%)				4.50%
Invesco International Small-Mid Company Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.32%)	(0.20%)				4.61%
Invesco International Small-Mid Company Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(8.01%)	(0.23%)				5.59%
Performance Inception Date		Nov. 17, 1997
Invesco International Small-Mid Company Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			(6.73%)	0.27%				5.95%
Performance Inception Date		Mar. 01, 2001
Invesco International Small-Mid Company Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(6.23%)	0.78%				6.48%
Performance Inception Date		Sep. 07, 2005
Invesco International Small-Mid Company Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			(6.20%)	0.87% [8]				6.43%	[8]
Performance Inception Date		May 24, 2019
Invesco International Small-Mid Company Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(6.11%)	0.90%				6.65%
Performance Inception Date		Dec. 29, 2011
Invesco MSCI World SRI Index Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.39%	8.71%		8.38%
Performance Inception Date		Jul. 01, 2016
Invesco MSCI World SRI Index Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.95%	7.85%		7.55%
Invesco MSCI World SRI Index Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.11%	6.83%		6.60%
Invesco MSCI World SRI Index Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.78%	9.14%		8.32%
Performance Inception Date		Jul. 01, 2016
Invesco MSCI World SRI Index Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.31%	9.68%		8.83%
Performance Inception Date		Jul. 01, 2016
Invesco MSCI World SRI Index Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.96%	10.23%		9.38%
Performance Inception Date		Jul. 01, 2016
Invesco MSCI World SRI Index Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			13.96%	10.23%		9.38%
Performance Inception Date		Jul. 01, 2016
Invesco MSCI World SRI Index Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.96%	10.23%		9.38%
Performance Inception Date		Jul. 01, 2016
Invesco Oppenheimer International Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent			(7.15%)	1.90%				3.79%
Performance Inception Date		Mar. 25, 1996
Invesco Oppenheimer International Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(9.30%)	(0.30%)				2.64%
Invesco Oppenheimer International Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.57%)	1.57%				3.11%
Invesco Oppenheimer International Growth Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent			(3.39%)	2.28%				3.75%
Performance Inception Date		Mar. 25, 1996
Invesco Oppenheimer International Growth Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent			(2.00%)	2.79%				4.12%
Performance Inception Date		Mar. 01, 2001
Invesco Oppenheimer International Growth Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(1.50%)	3.31%				4.64%
Performance Inception Date		Sep. 07, 2005
Invesco Oppenheimer International Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent			(1.44%)	3.43%				4.59%	[9]
Performance Inception Date		May 24, 2019
Invesco Oppenheimer International Growth Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent			(1.41%)	3.45%				4.80%
Performance Inception Date		Mar. 29, 2012
MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%			5.67% [10]	4.80%
MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.15%	3.02%				4.66%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.79%	4.90%				4.98%
MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.23%	13.07%				11.88%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.49%	10.06%				9.23%
MSCI ACWI SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.68%	6.62%				7.14%
MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	3.55%				5.06%
Custom Invesco MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.94%	10.50%		11.38%
MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		13.94%	11.44%		12.47%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%	11.17%		11.78%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[10]	From the inception date of the oldest share class.
[11]	The Custom Invesco MSCI World SRI Index (Net) is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index (Net) thereafter.